Note 28 - Financial Instruments - Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Cash at bank and in hand	$ 4,522	$ 1,939	$ 10,970	$ 28
Restricted cash	1,319
Total	19,267	18,385	20,255
Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Total	19,267	22,340	20,255
Trade and other payables	11,016	11,724	5,878
Total	30,283	34,064	26,133
Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Trade and other receivables	7,971	7,392	20,448
Cash at bank and in hand	4,522	1,939	10,970
Restricted cash	1,319
Total	$ 13,812	$ 9,331	$ 31,418